Preferred share issuance and merger (Narrative) (Details) - USD ($)			3 Months Ended	6 Months Ended
	Aug. 11, 2015	May 18, 2015	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 17, 2015
Business Acquisition [Line Items]
Preferred stock, par value				$ 0.01		$ 0.01
Max Reimbursement to Acquiror	$ 500,000
Early Repayment of Subordinated Debt				$ 304,782,000	$ 0
Common stock, par value				$ 0.01		$ 0.01	$ 0.01
Goodwill, purchase accounting adjustments			$ 1,100,000
BCP IV GrafTech Holdings LP [Member]
Business Acquisition [Line Items]
Amount		$ 854,337,000
Convertible Preferred Stock [Member] | BCP IV GrafTech Holdings LP [Member]
Business Acquisition [Line Items]
Number of Shares		150,000
Amount	$ 150,000,000	$ 150,000,000
Convertible Preferred Stock [Member] | BCP IV GrafTech Holdings LP [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of Shares	136,616
Preferred stock, par value	$ 0.01
Business Combination, Equity Interest Transferred, Percentage of Common Stock Outstanding Before Transaction	19.90%
Convertible Preferred Stock [Member] | BCP IV GrafTech Holdings LP [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Number of Shares	13,384
Preferred stock, par value	$ 0.01
Business Combination, Equity Interest Transferred, Percentage of Common Stock Outstanding Before Transaction	2.00%
Preferred Stock [Member]
Business Acquisition [Line Items]
Common stock, par value								$ 0.01
Convertible Preferred Stock, Conversion Price								$ 5.05
Senior Notes | Senior Subordinated Notes Due Nov 2015 [Member]
Business Acquisition [Line Items]
Early Repayment of Subordinated Debt	$ 200,000,000
Notes Payable, Other Payables [Member] | Term Loan Facility
Business Acquisition [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount	$ 40,000,000